UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Series Trust
Schedules of Investments (unaudited)
December 31, 2006

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	California Department of Veterans’ Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$1,034,110
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,055,980
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034Ø	A3‡	3,255,150
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A3	783,300
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,808,603
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5.375% due 2/1/2036*	Aa3	2,321,701
650,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	654,388
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25 % due 10/1/2034	A-‡	2,611,350
2,500,000	California Statewide Communities Development Authority Rev., (Sutter Health), 5.625% due 8/15/2042	AA3	2,696,250
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,556,445
2,585,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,586,990
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	3,315,450
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,024,000
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A2	2,054,480
Total Municipal Bonds — 86.9%			30,758,197

	Short-Term Holdings
1,500,000	California Department of Veterans’ Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa	1,515,165
1,400,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	1,400,000
400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	400,000
800,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	800,000
Total Short-Term Holdings — 11.6%			4,115,165

Total Investments — 98.5%			34,873,362
Other Assets Less Liabilities — 1.5%			537,140
Net Assets — 100.0%			$35,410,502

California Quality Series

Face Amount	Municipal Bonds	Rating†	Value

$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	$3,108,030
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,046,600
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,092,340
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,122,550
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5.50% due 12/1/2029*	Aaa	4,085,200
470,000	California State GOs, 5.375% due 10/1/2027Ø	Aaa	500,564
3,295,000	California State GOs, 5.375% due 10/1/2027Ø	A1	3,503,310
235,000	California State GOs, 5.375% due 10/1/2027Ø	A1	250,282
2,420,000	California State Veterans' GOs, 5.70% due 12/1/2032*	A1	2,470,723
2,000,000	California Statewide Communities Development Authority Rev., (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,107,860
865,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa	877,413
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,784,500
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,069,080
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,149,850
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5.375% due 9/1/2024	Aaa	4,082,600
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,082,740
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	543,560
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa	1,567,684
2,720,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028Ø	Aaa	2,807,176
Total Municipal Bonds — 95.3%			42,252,062

	Short-Term Holdings
600,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	600,000
1,000,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1	1,000,000
Total Short-Term Holdings — 3.6%			1,600,000

Total Investments — 98.9%			43,852,062
Other Assets Less Liabilities — 1.1%			498,710
Net Assets — 100.0%			$44,350,772

Florida Series

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,096,860
2,000,000	Dade County, FL Public Improvement GOs, 5.75% due 10/1/2016	Aaa	2,023,240
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031Ø	AAA‡	1,875,825
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,111
330,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	341,194
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,539,225
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023*	Aaa	2,037,740
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025Ø	Aaa	2,134,300
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.875% due 2/1/2036*	A1	2,023,040
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	2,085,820
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020Ø	A	1,928,412
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033Ø	Aa3	2,193,240
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	234,609
600,000	South Florida Water Management District, Master Lease Purchase Agreement Rev., 5% due 10/1/2026	Aaa	638,550
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029Ø	Aaa	1,908,201
Total Municipal Bonds — 82.1%			24,130,367

	Short-Term Holdings
2,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	2,028,400
500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5.375% due 10/1/2030Ø	Aaa	501,790
1,770,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019Ø	Aaa	1,807,471
500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	500,000
Total Short-Term Holdings — 16.4%			4,837,661

Total Investments — 98.5%			28,968,028
Other Assets Less Liabilities — 1.5%			430,956
Net Assets — 100.0%			$29,398,984

North Carolina Series

Face Amount	Municipal Bonds	Rating†	Value

$750,000	Appalachian State University, NC Rev., 5% due 7/15/2023Ø	Aaa	$801,577
1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020Ø	Aaa	1,341,325
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	729,950
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025Ø	AAA‡	1,083,760
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025Ø	AAA‡	1,324,800
250,000	City of Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028Ø	AAA‡	267,058
750,000	Durham County, NC GOs Public Improvement, 5% due 6/1/2022	Aaa	815,123
750,000	Forsyth County, North Carolina Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	788,662
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022Ø	Aa2	234,273
750,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	798,960
155,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	161,741
750,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa	814,013
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,530,375
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,951,162
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024Ø	AAA‡	1,081,840
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A3	1,059,970
750,000	Wilmington City, NC Water & Sewer System Rev. & Refunding Rev. 5% due 6/1/2025	Aaa	800,392
Total Municipal Bonds — 92.6%			15,584,981

	Short-Term Holdings
600,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	600,000
400,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	400,000
Total Short-Term Holdings — 5.9%			1,000,000

Total Investments — 98.5%			16,584,981
Other Assets Less Liabilities — 1.5%			247,617
Net Assets — 100.0%			$16,832,598

____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax..

VRDN - Variable rate demand notes.

Seligman Municipal Series Trust
Notes to Schedules of Investments (unaudited)
December 31, 2006

1.
Organization - Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.”

2.
Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Trust’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2006, the interest rates paid on these notes ranged from 3.89% to 4.00%.

3.	At December 31, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
California High-Yield	$33,165,457	$1,707,905	—	$1,707,905
California Quality	41,360,891	342,011	—	342,011
Florida	27,473,878	1,494,150	—	1,494,150
North Carolina	15,554,972	1,030,009	—	1,030,009

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	February 23, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 23, 2007

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.